Accounts receivable	12 Months Ended
Dec. 31, 2019
Trade and other receivables [abstract]
Accounts receivable
6.	Accounts receivable

As at December 31	2019	2018
Trade accounts receivable	$10,136	$9,678
Other accounts receivable	80	1,087

	$10,216	$10,765

As at December 31, 2019, there were three customers with amounts owing greater than 10% of the Company’s accounts receivable which totaled 96% in aggregate (Customer A – 41%, Customer B – 28%, Customer C – 27%).
As at December 31, 2018, there were three customers with amounts owing greater than 10% of the Company’s accounts receivable which totaled 91% in aggregate (Customer A – 47%, Customer B – 22%, Customer C – 22%).